ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

5. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued liabilities and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Professional service fees	1,647,490	1,194,199
Payroll and related liabilities	1,104,365	1,177,301
Other taxes and surcharge	349,039	510,259
Others	111,915	119,749
	3,212,809	3,001,508